GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL.
Schedule of goodwill

	Liquids Pipelines	Gas Distribution	Gas Pipelines and Processing[4]	Green Power and Transmission	Energy Services	Eliminations and Other	Consolidated
(millions of Canadian dollars)
Balance at January 1, 2014	52	-	393	-	-	-	445
Foreign exchange and other	3	-	35	-	-	-	38
Balance at December 31, 2014	55	-	428	-	-	-	483
Foreign exchange and other	5	-	30	-	2	-	37
Impairment	-	-	(440)	-	-	-	(440)
Balance at December 31, 2015	60	-	18	-	2	-	80